Schedule of Investments (unaudited)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.7%
Boeing Co. (The)
5.15%, 05/01/30	USD	223	$ 229,135
3.63%, 02/01/31		2,950	2,833,747
3.38%, 06/15/46		274	193,782
3.63%, 03/01/48		1,843	1,315,905
3.85%, 11/01/48		1,279	943,309
5.81%, 05/01/50		140	137,703
3.95%, 08/01/59		1,295	916,442
Embraer Netherlands Finance BV
5.98%, 02/11/35		34	36,003
5.40%, 01/09/38		2,063	2,033,086
General Electric Co.
4.30%, 07/29/30		560	564,759
4.90%, 01/29/36		230	233,512
L3Harris Technologies, Inc.
5.25%, 06/01/31		90	93,637
5.40%, 07/31/33		328	341,627
Lockheed Martin Corp.
5.00%, 08/15/35		777	791,394
4.50%, 05/15/36		92	90,177
3.80%, 03/01/45		242	194,076
Northrop Grumman Corp.
4.03%, 10/15/47		152	122,094
5.20%, 06/01/54		280	261,750
RTX Corp.
4.15%, 05/15/45		246	205,314
2.82%, 09/01/51		949	591,851
Textron, Inc., 4.95%, 03/15/36		740	734,556
			12,863,859
Air Freight & Logistics — 0.2%
FedEx Corp., 5.25%, 05/15/50		367	338,136
United Parcel Service, Inc., 5.95%, 05/14/55		711	733,909
			1,072,045
Automobile Components — 0.6%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29		269	270,228
4.65%, 09/13/29		536	546,024
3.25%, 03/01/32		607	567,200
5.15%, 09/13/34		553	558,034
4.40%, 10/01/46		148	119,987
3.10%, 12/01/51		943	605,693
			2,667,166
Automobiles — 1.0%
Daimler Truck Finance North America LLC
3.65%, 04/07/27(a)		791	787,078
4.30%, 08/12/27(a)		215	215,927
5.13%, 09/25/27(a)		227	230,638
Ford Holdings LLC, 9.30%, 03/01/30		350	396,684
Ford Motor Co.
7.45%, 07/16/31		346	382,504
3.25%, 02/12/32		535	471,425
General Motors Co.
5.63%, 04/15/30		1,711	1,782,732
5.40%, 04/01/48		780	708,338
			4,975,326
Banks — 14.2%
AIB Group PLC, 5.32%, 05/15/31(a)		835	861,675
Associated Banc-Corp, 6.46%, 08/29/30		1,470	1,526,052
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
5.93%, 09/15/27	USD	1,452	$ 1,470,721
3.82%, 01/20/28		306	305,266
3.59%, 07/21/28		340	337,657
4.62%, 05/09/29		1,746	1,769,162
5.46%, 05/09/36		1,098	1,143,042
4.08%, 03/20/51		1,768	1,416,591
2.83%, 10/24/51		829	527,656
2.97%, 07/21/52		138	90,422
Barclays PLC, 4.84%, 09/10/28		1,335	1,350,662
BNP Paribas SA, 4.79%, 05/09/29(a)		1,726	1,745,170
CaixaBank SA, 4.63%, 07/03/29(a)		1,297	1,309,898
Citigroup, Inc.
4.64%, 05/07/28		1,721	1,734,970
4.50%, 09/11/31		1,258	1,261,893
6.17%, 05/25/34		607	644,625
6.02%, 01/24/36		464	485,989
Credit Agricole SA
1.25%, 01/26/27(a)		1,096	1,093,700
5.22%, 05/27/31(a)		2,457	2,522,399
Fifth Third Bank N.A., 4.97%, 01/28/28		625	630,883
FNB Corp., 5.72%, 12/11/30		912	930,728
HSBC Holdings PLC
5.29%, 11/19/30		200	206,356
5.24%, 05/13/31		200	206,055
4.62%, 11/06/31		3,563	3,573,987
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,124	2,155,990
Huntington National Bank (The), 4.87%, 04/12/28		1,080	1,088,912
JPMorgan Chase & Co.
4.92%, 01/24/29		650	662,084
5.57%, 04/22/36		6,343	6,654,815
KeyBank N.A.
3.90%, 04/13/29		557	546,592
4.90%, 08/08/32		453	452,055
KeyCorp, 6.40%, 03/06/35		3,456	3,753,891
Lloyds Banking Group PLC
4.43%, 11/04/31		3,237	3,226,902
6.07%, 06/13/36		740	778,113
M&T Bank Corp.
5.18%, 07/08/31		312	320,307
6.08%, 03/13/32		104	110,476
5.39%, 01/16/36		983	998,878
Macquarie Bank Ltd., 4.33%, 06/12/28(a)		1,272	1,284,795
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28		1,180	1,187,949
(SOFR + 0.78%), 4.58%, 11/17/28(b)		1,430	1,433,152
4.73%, 07/18/31		431	436,904
PNC Bank N.A., 4.43%, 07/21/28		2,201	2,215,722
PNC Financial Services Group, Inc. (The)
6.88%, 10/20/34		226	255,748
5.68%, 01/22/35		93	98,034
5.40%, 07/23/35		333	344,439
5.37%, 07/21/36		535	550,239
Santander UK Group Holdings PLC, 5.69%, 04/15/31		1,378	1,436,658
Societe Generale SA, 5.25%, 05/22/29(a)		1,702	1,736,260
Sumitomo Mitsui Financial Group, Inc., 5.80%, 07/08/46		706	715,299
Toronto-Dominion Bank (The), 4.57%, 06/02/28		1,275	1,291,167
Truist Bank
4.42%, 07/24/28		985	990,642
4.14%, 10/23/29		1,417	1,415,919

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
4.08%, 09/15/29	USD	1,370	$ 1,368,900
5.24%, 01/24/31		724	749,716
5.15%, 04/23/31		2,262	2,334,844
4.40%, 06/14/46		341	284,913
4.61%, 04/25/53		1,096	943,113
			68,968,987
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		327	302,439
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44		120	107,822
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		1,470	1,499,637
5.55%, 01/23/49		418	417,085
4.75%, 04/15/58		356	309,948
			2,636,931
Biotechnology — 1.0%
AbbVie, Inc.
4.05%, 11/21/39		266	237,449
4.40%, 11/06/42		138	122,751
5.35%, 03/15/44		97	95,857
4.75%, 03/15/45		96	87,405
4.70%, 05/14/45		130	117,563
4.45%, 05/14/46		310	269,447
5.40%, 03/15/54		688	668,855
5.60%, 03/15/55		94	94,169
Amgen, Inc.
4.56%, 06/15/48		131	112,056
4.66%, 06/15/51		1,517	1,297,933
4.20%, 02/22/52		1,352	1,072,505
2.77%, 09/01/53		349	207,071
Gilead Sciences, Inc.
4.15%, 03/01/47		126	104,642
2.80%, 10/01/50		286	181,009
			4,668,712
Broadline Retail — 1.1%
Amazon.com, Inc.
4.10%, 11/20/30		3,175	3,178,462
4.65%, 11/20/35		1,520	1,513,853
5.45%, 11/20/55		680	663,696
			5,356,011
Capital Markets — 5.8%
Ares Capital Corp.
2.88%, 06/15/28		382	365,077
5.88%, 03/01/29		568	582,672
5.80%, 03/08/32		533	538,236
Ares Strategic Income Fund, 5.70%, 03/15/28		85	86,115
Blue Owl Capital Corp.
5.95%, 03/15/29		1,379	1,391,658
6.20%, 07/15/30		696	704,744
Deutsche Bank AG
2.31%, 11/16/27		244	240,044
2.55%, 01/07/28		581	571,385
5.71%, 02/08/28		254	257,986
5.37%, 01/10/29		1,251	1,276,609
5.30%, 05/09/31		200	204,913
4.95%, 08/04/31		585	590,914
4.47%, 12/10/31		1,015	1,011,544
3.74%, 01/07/33		200	185,771
FS KKR Capital Corp., 6.13%, 01/15/31		1,068	1,042,005
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
5.05%, 07/23/30	USD	1,802	$ 1,846,354
5.22%, 04/23/31		2,764	2,854,790
4.37%, 10/21/31		674	672,394
2.38%, 07/21/32		163	145,985
3.10%, 02/24/33		1,515	1,395,657
Intercontinental Exchange, Inc.
5.25%, 06/15/31		287	300,484
1.85%, 09/15/32		168	142,945
4.25%, 09/21/48		104	86,607
3.00%, 06/15/50		271	177,422
Morgan Stanley
4.65%, 10/18/30		1,644	1,663,888
5.19%, 04/17/31		2,049	2,112,666
1.79%, 02/13/32		916	804,478
Series I, 4.36%, 10/22/31		4,285	4,270,933
UBS Group AG
4.40%, 09/23/31(a)		1,090	1,084,698
3.09%, 05/14/32(a)		1,350	1,252,493
5.58%, 05/09/36(a)		208	216,288
5.01%, 03/23/37(a)		286	283,477
			28,361,232
Chemicals — 0.8%
Dow Chemical Co. (The)
3.60%, 11/15/50		524	337,938
5.95%, 03/15/55		99	90,068
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)		1,344	1,361,011
5.32%, 11/15/38		610	611,277
5.42%, 11/15/48		18	17,117
LYB International Finance III LLC
5.13%, 01/15/31		705	707,616
6.15%, 05/15/35		518	530,790
Nutrien Ltd., 4.00%, 12/15/26		289	288,890
			3,944,707
Commercial Services & Supplies — 0.0%
President & Fellows of Harvard College, 3.62%, 10/01/37		43	38,382
Communications Equipment — 0.7%
Motorola Solutions, Inc.
5.20%, 08/15/32		1,902	1,961,056
5.40%, 04/15/34		1,309	1,351,726
5.55%, 08/15/35		87	90,411
			3,403,193
Construction Materials — 0.1%
CRH America Finance, Inc., 4.50%, 04/04/48(a)		306	260,646
Consumer Finance — 3.4%
Ally Financial, Inc.
8.00%, 11/01/31		561	636,506
5.55%, 07/31/33		1,590	1,601,640
American Express Co.
4.92%, 07/20/33		377	383,671
5.44%, 01/30/36		403	418,584
5.67%, 04/25/36		104	109,810
Capital One Financial Corp.
5.25%, 07/26/30		451	465,186
4.49%, 09/11/31		2,025	2,022,030
6.18%, 01/30/36		390	407,114
5.20%, 09/11/36		659	655,676

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
2.70%, 08/10/26	USD	200	$ 198,060
4.95%, 05/28/27		418	419,518
5.11%, 05/03/29		1,950	1,953,010
5.73%, 09/05/30		912	926,042
6.05%, 03/05/31		1,710	1,758,322
5.87%, 10/31/35		269	265,659
General Motors Financial Co., Inc., 1.50%, 06/10/26		962	951,118
Hyundai Capital America, 4.88%, 06/23/27(a)		790	798,495
Synchrony Financial
5.02%, 07/29/29		174	176,190
7.25%, 02/02/33		807	866,888
Toyota Motor Credit Corp.
4.05%, 09/05/28		200	201,003
4.65%, 01/05/29		192	195,491
5.05%, 05/16/29		175	180,513
4.80%, 05/15/30		508	521,241
4.60%, 10/10/31		227	230,408
			16,342,175
Containers & Packaging — 1.1%
Amcor Flexibles North America, Inc., 5.50%, 03/17/35		1,162	1,200,271
Berry Global, Inc.
1.57%, 01/15/26		1,819	1,817,178
5.80%, 06/15/31		1,993	2,103,917
			5,121,366
Diversified Consumer Services — 0.2%
United Rentals North America, Inc., 6.00%, 12/15/29(a)		759	779,768
Diversified REITs — 1.6%
American Tower Corp.
5.00%, 01/31/30		334	342,000
4.90%, 03/15/30		602	614,842
1.88%, 10/15/30		279	249,217
4.05%, 03/15/32		97	94,415
5.90%, 11/15/33		1,056	1,127,901
5.40%, 01/31/35		355	365,423
Crown Castle, Inc.
1.05%, 07/15/26		1,911	1,879,396
2.90%, 03/15/27		701	690,902
3.65%, 09/01/27		301	298,605
5.00%, 01/11/28		604	613,438
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		410	417,136
6.25%, 09/15/54		371	368,919
Prologis LP
4.75%, 01/15/31		247	252,487
1.63%, 03/15/31		106	92,748
VICI Properties LP, 5.13%, 11/15/31		363	367,730
			7,775,159
Diversified Telecommunication Services — 1.1%
AT&T Inc.
3.50%, 09/15/53		104	69,599
6.05%, 08/15/56		355	357,086
NTT Finance Corp., 4.62%, 07/16/28(a)		735	744,776
Sprint Capital Corp., 6.88%, 11/15/28		2,377	2,550,828
Verizon Communications, Inc.
4.75%, 01/15/33		675	674,471
5.00%, 01/15/36		560	555,246
5.88%, 11/30/55		205	202,540
			5,154,546
Security		Par (000)	Value
Electric Utilities — 7.5%
AEP Transmission Co. LLC
5.15%, 04/01/34	USD	141	$ 143,748
5.38%, 06/15/35		107	110,357
3.75%, 12/01/47		155	118,639
Series N, 2.75%, 08/15/51		310	190,851
AES Corp. (The)
1.38%, 01/15/26		118	117,863
5.45%, 06/01/28		117	119,652
2.45%, 01/15/31		1,481	1,342,732
Alabama Power Co.
3.45%, 10/01/49		244	173,533
Series B, 3.70%, 12/01/47		605	461,753
Arizona Public Service Co., 5.70%, 08/15/34		683	717,990
Baltimore Gas & Electric Co.
3.75%, 08/15/47		386	294,599
4.25%, 09/15/48		384	313,420
3.20%, 09/15/49		358	241,901
2.90%, 06/15/50		182	116,416
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		144	109,056
2.85%, 05/15/51		342	212,150
Constellation Energy Generation LLC, 5.75%, 03/15/54		147	145,862
Dominion Energy, Inc., 4.60%, 05/15/28		775	784,045
DTE Electric Co.
3.70%, 06/01/46		112	86,016
3.95%, 03/01/49		176	138,195
5.85%, 05/15/55		85	87,233
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,367	1,370,404
2.45%, 08/15/29		227	214,890
2.45%, 02/01/30		424	397,612
4.85%, 03/15/30		355	365,485
3.70%, 12/01/47		184	138,916
3.45%, 04/15/51		117	82,979
3.55%, 03/15/52		124	89,087
Duke Energy Florida LLC, 4.20%, 07/15/48		252	204,804
Duke Energy Indiana LLC, 5.90%, 05/15/55		290	295,339
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired 08/11/25, cost $1,620,000)(c)(d)		1,620	1,660,500
Duke Energy Progress LLC
3.45%, 03/15/29		1,636	1,610,346
4.20%, 08/15/45		122	101,197
3.70%, 10/15/46		250	190,537
Enel Americas SA, 4.00%, 10/25/26		232	231,084
Enel Finance International NV, 4.63%, 06/15/27(a)		701	705,799
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		674	671,311
Series C, 4.85%, 07/15/47		210	184,871
Series C, 3.40%, 03/01/50		1,196	824,907
FirstEnergy Transmission LLC
5.00%, 01/15/35		822	823,630
4.55%, 04/01/49(a)		175	148,650
4.55%, 04/01/49(e)		158	134,210
Florida Power & Light Co.
5.95%, 02/01/38		161	174,788
5.13%, 06/01/41		112	112,641
4.05%, 10/01/44		205	170,757
4.13%, 06/01/48		106	86,380
3.99%, 03/01/49		125	99,218
3.15%, 10/01/49		126	86,291
Georgia Power Co.
4.85%, 03/15/31		257	263,680

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Georgia Power Co.
4.70%, 05/15/32	USD	514	$ 520,994
Interstate Power & Light Co.
5.70%, 10/15/33		111	116,455
4.95%, 09/30/34		173	172,232
5.60%, 06/29/35		223	232,079
MidAmerican Energy Co.
4.25%, 05/01/46		107	89,360
3.95%, 08/01/47		308	243,809
3.15%, 04/15/50		429	290,441
2.70%, 08/01/52		143	87,388
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28		619	589,856
5.05%, 03/15/30		114	117,607
2.25%, 06/01/30		225	206,920
Northern States Power Co.
3.60%, 09/15/47		124	93,389
2.60%, 06/01/51		301	183,829
NRG Energy, Inc.
2.45%, 12/02/27(a)		425	410,707
4.45%, 06/15/29(a)		360	358,411
Ohio Power Co.
4.15%, 04/01/48		628	495,894
4.00%, 06/01/49		270	207,446
Series D, 6.60%, 03/01/33		194	212,906
Pacific Gas & Electric Co.
3.30%, 08/01/40		189	143,064
4.60%, 06/15/43		114	95,138
4.25%, 03/15/46		405	317,030
4.00%, 12/01/46		670	501,832
3.95%, 12/01/47		406	302,262
4.95%, 07/01/50		177	149,606
3.50%, 08/01/50		336	226,565
5.25%, 03/01/52		1,859	1,620,859
6.75%, 01/15/53		319	339,265
6.70%, 04/01/53		131	138,234
5.90%, 10/01/54		142	136,094
6.15%, 03/01/55		541	535,197
PacifiCorp
5.10%, 02/15/29		129	131,640
2.70%, 09/15/30		153	140,536
PECO Energy Co.
5.95%, 10/01/36		80	86,491
2.85%, 09/15/51		144	89,756
4.38%, 08/15/52		311	256,180
Pinnacle West Capital Corp., 5.15%, 05/15/30		1,063	1,095,328
PPL Capital Funding, Inc., 5.25%, 09/01/34		644	659,519
Public Service Co. of Colorado
3.95%, 03/15/43		145	116,617
Series 17, 6.25%, 09/01/37		85	92,744
Series 39, 4.50%, 06/01/52		197	164,110
Public Service Electric & Gas Co.
5.70%, 12/01/36		94	99,369
3.20%, 08/01/49		199	136,331
2.05%, 08/01/50		171	92,326
3.00%, 03/01/51		135	88,384
Southern California Edison Co.
4.40%, 09/06/26		735	736,180
Series 20A, 2.95%, 02/01/51		683	416,149
Series E, 5.45%, 06/01/52		165	148,230
Series H, 3.65%, 06/01/51		207	141,238
Security		Par (000)	Value
Electric Utilities (continued)
Southern Co. (The)
5.20%, 06/15/33	USD	116	$ 119,182
4.25%, 07/01/36		142	133,079
System Energy Resources, Inc., 5.30%, 12/15/34		290	293,125
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(a)		1,101	1,131,017
Vistra Operations Co. LLC
6.95%, 10/15/33(a)		525	585,027
5.70%, 12/30/34(a)		2,834	2,925,147
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	166,504
			36,645,402
Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		433	446,212
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 4.35%, 06/01/29		817	824,913
Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 11/15/35		580	573,066
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(b)(c)		80	80,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		1,935	1,954,307
Aviation Capital Group LLC
1.95%, 09/20/26(a)		101	99,353
4.75%, 04/14/27(a)		503	505,683
4.80%, 10/24/30(a)		2,563	2,563,969
Glencore Funding LLC
5.70%, 05/08/33(a)		1,030	1,084,570
6.50%, 10/06/33(a)		186	205,426
5.67%, 04/01/35(a)		424	442,684
Nasdaq, Inc., 5.55%, 02/15/34		336	352,847
Nationwide Building Society, 4.65%, 07/14/29(a)		1,315	1,327,490
			9,189,395
Food Products — 0.5%
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co., 6.25%, 03/01/56(a)		563	560,344
Kraft Heinz Foods Co.
5.20%, 07/15/45		98	89,867
4.38%, 06/01/46		809	668,331
4.88%, 10/01/49		422	363,067
Mars, Inc., 3.95%, 04/01/49(a)		1,102	869,282
			2,550,891
Gas Utilities — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52		173	107,178
5.75%, 10/15/52		115	116,195
5.45%, 01/15/56		94	90,939
			314,312
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/56		726	741,235
CSX Corp.
4.10%, 11/15/32		497	487,712
3.95%, 05/01/50		113	87,757
2.50%, 05/15/51		368	217,540
Norfolk Southern Corp.
5.10%, 05/01/35		323	329,903
2.90%, 08/25/51		142	89,207
4.55%, 06/01/53		1,024	862,862
3.16%, 05/15/55		337	216,705

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/27(a)	USD	387	$ 391,416
4.20%, 04/01/27(a)		1,020	1,020,088
5.88%, 11/15/27(a)		601	618,793
6.05%, 08/01/28(a)		1,308	1,362,779
Ryder System, Inc.
2.85%, 03/01/27		565	557,656
5.30%, 03/15/27		94	95,345
4.30%, 06/15/27		246	246,915
5.25%, 06/01/28		681	699,066
Uber Technologies, Inc.
4.80%, 09/15/34		163	162,953
4.80%, 09/15/35		119	118,372
			8,306,304
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc., 2.54%, 02/01/32		665	579,490
Becton Dickinson & Co., 2.82%, 05/20/30		709	668,286
Solventum Corp., 5.40%, 03/01/29		474	490,912
			1,738,688
Health Care Providers & Services — 3.5%
Aetna, Inc., 3.88%, 08/15/47		354	265,063
Banner Health
2.91%, 01/01/42		212	156,157
Series 2020, 3.18%, 01/01/50		116	79,035
Centene Corp.
4.25%, 12/15/27		2,485	2,470,369
3.38%, 02/15/30		3,136	2,885,855
3.00%, 10/15/30		215	192,326
CommonSpirit Health, 3.91%, 10/01/50		292	218,085
Elevance Health, Inc.
5.00%, 01/15/36		1,806	1,795,090
5.85%, 01/15/36		229	242,275
4.55%, 03/01/48		174	147,978
5.65%, 06/15/54		390	379,297
HCA, Inc.
3.50%, 07/15/51		2,528	1,713,487
5.95%, 09/15/54		93	91,874
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		138	104,523
Humana, Inc.
5.55%, 05/01/35		778	794,300
4.63%, 12/01/42		103	88,626
4.80%, 03/15/47		139	117,888
5.75%, 04/15/54		354	333,015
Memorial Health Services, 3.45%, 11/01/49		191	135,621
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	104,123
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	130,026
Sutter Health
Series 2018, 4.09%, 08/15/48		223	181,437
Series 20A, 2.29%, 08/15/30		398	366,018
UnitedHealth Group, Inc.
3.50%, 08/15/39		123	102,418
5.70%, 10/15/40		167	173,085
5.95%, 02/15/41		97	101,991
4.25%, 03/15/43		140	120,046
5.50%, 07/15/44		89	88,339
4.75%, 07/15/45		109	98,063
4.20%, 01/15/47		973	798,020
4.25%, 04/15/47		356	293,606
4.25%, 06/15/48		250	204,580
3.25%, 05/15/51		1,267	855,142
5.88%, 02/15/53		178	179,485
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.05%, 04/15/53	USD	325	$ 293,142
5.38%, 04/15/54		188	177,387
3.88%, 08/15/59		218	156,479
3.13%, 05/15/60		292	176,225
			16,810,476
Health Care REITs — 1.0%
DOC DR LLC, 2.63%, 11/01/31		349	313,774
Healthpeak OP LLC
3.00%, 01/15/30		90	85,272
2.88%, 01/15/31		187	173,250
4.75%, 01/15/33		101	100,450
Ventas Realty LP
5.63%, 07/01/34		212	221,514
5.00%, 01/15/35		1,102	1,103,350
Welltower OP LLC
2.05%, 01/15/29		93	87,660
4.13%, 03/15/29		87	87,151
4.50%, 07/01/30		1,835	1,855,454
2.75%, 01/15/32		754	685,941
			4,713,816
Independent Power and Renewable Electricity Producers — 0.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(f)		1,715	1,723,089
Industrial Conglomerates — 0.8%
3M Co.
5.15%, 03/15/35		1,299	1,327,705
3.63%, 10/15/47		201	149,623
3.25%, 08/26/49		608	418,043
3.70%, 04/15/50		529	388,005
Honeywell International, Inc.
4.70%, 02/01/30		728	743,999
4.95%, 09/01/31		727	751,360
			3,778,735
Insurance — 0.8%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,807	1,835,515
Aon Corp., 6.25%, 09/30/40		178	194,175
Aon Global Ltd.
4.60%, 06/14/44		98	85,681
4.75%, 05/15/45		129	114,615
Athene Holding Ltd., 6.63%, 05/19/55		614	625,347
Marsh & McLennan Cos., Inc.
4.65%, 03/15/30		178	181,568
2.25%, 11/15/30		159	145,181
4.35%, 01/30/47		101	85,607
4.20%, 03/01/48		110	90,484
4.90%, 03/15/49		215	194,454
2.90%, 12/15/51		146	92,423
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46(a)		400	412,875
			4,057,925
Interactive Media & Services — 0.6%
Alphabet, Inc.
4.38%, 11/15/32		585	586,985
5.45%, 11/15/55		425	416,911
Netflix, Inc.
4.88%, 06/15/30(a)		1,972	2,021,746
5.40%, 08/15/54		94	91,092
			3,116,734
IT Services — 4.2%
Beignet Investor LLC, 6.58%, 05/30/49(a)		10,209	10,785,759

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Dell International LLC/EMC Corp., 4.75%, 10/06/32	USD	969	$ 967,727
Fidelity National Information Services, Inc.
3.10%, 03/01/41		535	396,748
4.50%, 08/15/46		59	49,019
Fiserv, Inc.
3.50%, 07/01/29		94	91,157
5.35%, 03/15/31		206	211,378
5.25%, 08/11/35		695	693,444
Foundry JV Holdco LLC
6.25%, 01/25/35(a)		621	658,503
6.10%, 01/25/36(a)		1,961	2,050,101
6.20%, 01/25/37(a)		233	244,837
Global Payments, Inc.
1.20%, 03/01/26		304	302,581
4.80%, 04/01/26		1,125	1,125,226
3.20%, 08/15/29		255	243,153
2.90%, 05/15/30		93	86,271
4.88%, 11/15/30		2,290	2,292,553
			20,198,457
Machinery — 0.0%
Ingersoll Rand, Inc.
5.31%, 06/15/31		113	118,103
5.70%, 08/14/33		88	93,236
			211,339
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42		92	63,824
5.13%, 07/01/49		86	67,299
4.80%, 03/01/50		179	134,465
4.40%, 12/01/61		2,020	1,321,135
3.95%, 06/30/62		6,028	3,627,212
5.50%, 04/01/63		171	134,740
Comcast Corp.
4.60%, 08/15/45		621	527,405
4.00%, 08/15/47		792	598,182
4.00%, 11/01/49		259	190,982
2.80%, 01/15/51		977	565,987
2.89%, 11/01/51		290	169,590
2.45%, 08/15/52		767	406,731
2.94%, 11/01/56		1,367	768,083
Paramount Global
3.70%, 10/04/26		177	174,029
2.90%, 01/15/27		92	90,504
4.38%, 03/15/43		116	80,685
5.85%, 09/01/43		209	172,074
4.90%, 08/15/44		112	80,375
Warnermedia Holdings, Inc., 3.76%, 03/15/27		693	688,337
			9,861,639
Metals & Mining — 0.7%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		1,013	1,044,450
Glencore Canada Corp., 6.20%, 06/15/35		148	157,320
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		251	258,639
5.88%, 03/14/65		285	294,353
Southern Copper Corp., 5.25%, 11/08/42		200	190,948
Steel Dynamics, Inc.
3.25%, 10/15/50		647	443,338
5.75%, 05/15/55		242	240,941
Security		Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd.
3.75%, 07/08/30	USD	346	$ 332,292
6.40%, 06/28/54		563	574,542
			3,536,823
Multi-Utilities — 0.5%
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31		328	297,091
Series AG, 3.00%, 03/01/32		138	126,670
Series AQ, 4.95%, 08/15/35		149	150,061
CenterPoint Energy Resources Corp.
5.25%, 03/01/28		108	110,677
4.00%, 04/01/28		144	143,793
CMS Energy Corp.
2.95%, 02/15/27		259	255,505
4.70%, 03/31/43		101	88,041
4.88%, 03/01/44		95	84,873
Consumers Energy Co.
3.25%, 08/15/46		125	90,333
3.95%, 07/15/47		234	186,678
3.10%, 08/15/50		244	162,937
NiSource, Inc.
5.95%, 06/15/41		141	145,662
5.80%, 02/01/42		238	239,413
4.80%, 02/15/44		99	89,071
5.65%, 02/01/45		177	175,773
3.95%, 03/30/48		113	88,131
5.00%, 06/15/52		97	85,809
5.85%, 04/01/55		89	88,720
			2,609,238
Oil, Gas & Consumable Fuels — 8.2%
Cameron LNG LLC
3.30%, 01/15/35(a)		408	356,844
3.40%, 01/15/38(a)		161	139,761
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		693	676,771
Cheniere Energy Partners LP
4.00%, 03/01/31		1,309	1,274,651
5.95%, 06/30/33		591	626,680
5.75%, 08/15/34		291	303,838
5.55%, 10/30/35(a)		181	185,050
Cheniere Energy, Inc., 5.65%, 04/15/34		1,852	1,921,228
Coterra Energy, Inc.
5.40%, 02/15/35		1,355	1,375,317
5.90%, 02/15/55		275	264,054
DCP Midstream Operating LP
5.13%, 05/15/29		522	533,948
3.25%, 02/15/32		849	780,545
Diamondback Energy, Inc.
3.50%, 12/01/29		807	782,854
3.13%, 03/24/31		1,044	975,526
4.25%, 03/15/52		567	440,711
6.25%, 03/15/53		90	90,859
5.75%, 04/18/54		234	221,139
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		101	97,700
Enbridge, Inc., Series 20-A, 5.75%, 07/15/80		2,283	2,304,691
Energy Transfer LP
5.95%, 10/01/43		92	90,084
5.30%, 04/01/44		495	448,964
5.00%, 05/15/44		289	250,507
5.40%, 10/01/47		111	99,749
6.00%, 06/15/48		90	87,280
5.00%, 05/15/50		851	711,987

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.20%, 04/01/55	USD	690	$ 676,316
Series 20Y, 5.80%, 06/15/38		174	177,207
EQT Corp.
3.13%, 05/15/26(a)		1,382	1,374,106
4.75%, 01/15/31		853	858,599
3.63%, 05/15/31(a)		614	577,396
5.75%, 02/01/34		2,217	2,315,978
Expand Energy Corp.
5.38%, 02/01/29		5,437	5,437,112
5.88%, 02/01/29(a)		4,576	4,576,323
6.75%, 04/15/29(a)		900	905,271
5.38%, 03/15/30		3,161	3,203,953
Kinder Morgan Energy Partners LP
5.00%, 08/15/42		98	89,800
4.70%, 11/01/42		272	240,107
5.50%, 03/01/44		94	90,051
5.40%, 09/01/44		126	119,046
Kinder Morgan, Inc., 3.25%, 08/01/50		615	406,783
Raizen Fuels Finance SA
6.70%, 02/25/37(a)		834	675,540
6.95%, 03/05/54(a)		871	664,138
Repsol E&P Capital Markets U.S. LLC, 4.81%, 09/16/28(a)		425	428,956
Sabine Pass Liquefaction LLC
5.00%, 03/15/27		87	87,585
4.20%, 03/15/28		101	101,099
Targa Resources Corp., 4.95%, 04/15/52		457	390,613
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(a)		525	528,571
Viper Energy Partners LLC
4.90%, 08/01/30		447	452,127
5.70%, 08/01/35		644	657,221
			40,074,636
Passenger Airlines — 0.6%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)		1,753	1,768,802
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		1,239	1,268,957
			3,037,759
Pharmaceuticals — 0.7%
Eli Lilly & Co.
5.05%, 08/14/54		100	93,667
2.50%, 09/15/60		164	89,089
Merck & Co., Inc.
4.45%, 12/04/32		300	300,418
4.75%, 12/04/35		645	642,589
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53		271	256,603
Pfizer, Inc.
4.88%, 11/15/35		645	646,928
4.10%, 09/15/38		320	293,666
3.90%, 03/15/39		740	653,506
2.55%, 05/28/40		122	89,561
4.30%, 06/15/43		355	309,930
4.40%, 05/15/44		246	219,063
			3,595,020
Residential REITs — 0.3%
American Homes 4 Rent LP
5.50%, 02/01/34		148	152,824
5.50%, 07/15/34		86	88,841
5.25%, 03/15/35		557	564,951
Security		Par (000)	Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	USD	134	$ 117,042
4.95%, 01/15/33		109	110,583
5.50%, 08/15/33		149	154,276
2.70%, 01/15/34		102	87,169
4.88%, 02/01/35		331	326,701
			1,602,387
Retail REITs — 0.5%
Realty Income Corp.
2.85%, 12/15/32		203	182,086
5.13%, 04/15/35		128	130,198
4.65%, 03/15/47		93	82,083
Regency Centers LP, 5.10%, 01/15/35		85	86,065
Simon Property Group LP
4.38%, 10/01/30		943	949,765
4.75%, 09/26/34		90	89,510
5.13%, 10/01/35		837	849,559
			2,369,266
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.
2.80%, 10/01/41		123	90,721
5.30%, 12/15/45		110	107,250
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $738,000)(c)(d)		738	788,775
Applied Materials, Inc.
1.75%, 06/01/30		355	321,129
4.00%, 01/15/31		187	186,050
4.60%, 01/15/36		535	526,830
Broadcom, Inc.
4.60%, 07/15/30		2,707	2,750,396
5.15%, 11/15/31		1,219	1,264,651
4.55%, 02/15/32		145	145,404
4.80%, 10/15/34		212	212,408
4.80%, 02/15/36		469	462,784
KLA Corp.
5.00%, 03/15/49		12	11,047
3.30%, 03/01/50		71	49,288
4.95%, 07/15/52		7	6,352
Lam Research Corp.
4.88%, 03/15/49		139	127,114
2.88%, 06/15/50		131	84,975
Micron Technology, Inc., 6.05%, 11/01/35		393	419,292
NVIDIA Corp.
3.50%, 04/01/40		710	599,927
3.50%, 04/01/50		380	281,218
QUALCOMM, Inc.
4.65%, 05/20/35		91	91,377
5.00%, 05/20/35		1,164	1,181,955
			9,708,943
Software — 1.9%
AppLovin Corp.
5.50%, 12/01/34		665	683,255
5.95%, 12/01/54		951	941,871
Oracle Corp.
3.60%, 04/01/40		633	469,457
4.13%, 05/15/45		208	149,662
4.00%, 07/15/46		1,663	1,152,776
6.00%, 08/03/55		372	328,025
5.95%, 09/26/55		1,320	1,169,539
Roper Technologies, Inc., 4.25%, 09/15/28		535	536,897

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Stripe, Inc., 5.04%, 09/26/30 (Acquired 09/26/25, cost $1,600,000)(c)(d)	USD	1,600	$ 1,602,080
Synopsys, Inc., 5.70%, 04/01/55		495	491,035
VMware LLC, 2.20%, 08/15/31		1,897	1,685,588
			9,210,185
Specialized REITs — 0.2%
Extra Space Storage LP
4.95%, 01/15/33		668	675,228
5.40%, 06/15/35		238	243,985
			919,213
Specialty Retail — 0.2%
Lowe’s Cos., Inc.
4.85%, 10/15/35		616	610,975
4.25%, 04/01/52		630	496,354
			1,107,329
Technology Hardware, Storage & Peripherals — 0.0%
Hewlett Packard Enterprise Co., 5.60%, 10/15/54		235	217,727
Tobacco — 2.3%
Altria Group, Inc.
5.63%, 02/06/35		620	644,606
3.40%, 02/04/41		1,249	965,776
3.88%, 09/16/46		155	116,491
3.70%, 02/04/51		320	226,128
6.20%, 02/14/59		89	88,849
BAT Capital Corp.
4.54%, 08/15/47		1,113	923,263
4.76%, 09/06/49		472	398,797
5.28%, 04/02/50		100	90,176
5.65%, 03/16/52		1,029	972,681
7.08%, 08/02/53		110	124,714
BAT International Finance PLC, 5.93%, 02/02/29		1,609	1,688,370
Imperial Brands Finance PLC, 4.50%, 06/30/28(a)		1,510	1,522,159
Philip Morris International, Inc.
5.13%, 11/17/27		1,018	1,040,011
4.63%, 10/29/35		2,566	2,510,269
			11,312,290
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88%, 01/15/26		596	595,678
5.30%, 06/25/26		730	733,652
1.88%, 08/15/26		2,393	2,357,536
2.20%, 01/15/27		423	414,359
			4,101,225
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 4.38%, 04/22/49		221	185,432
Rogers Communications, Inc., 3.80%, 03/15/32		928	874,331
T-Mobile U.S.A., Inc.
3.00%, 02/15/41		303	225,780
3.30%, 02/15/51		158	105,619
3.40%, 10/15/52		799	537,047
			1,928,209
Total Corporate Bonds — 81.1% (Cost: $390,032,514)			394,208,788
Security		Par (000)	Value
Foreign Agency Obligations
Mexico — 0.6%
Petroleos Mexicanos
6.50%, 01/23/29	USD	2,033	$ 2,068,578
6.70%, 02/16/32		1,131	1,127,754
			3,196,332
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		360	318,290
Total Foreign Agency Obligations — 0.7% (Cost: $3,521,666)			3,514,622
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.25%, 09/21/71		338	209,560
Israel — 0.2%
State of Israel, 5.75%, 03/12/54		768	737,203
Kuwait — 0.6%
Kuwait International Government Bond, 4.14%, 10/09/30(a)		3,024	3,015,624
Mexico — 2.2%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(a)		4,495	4,571,415
United Mexican States
5.38%, 03/22/33		2,275	2,253,911
6.05%, 01/11/40		168	167,227
4.35%, 01/15/47		504	379,512
4.40%, 02/12/52		501	366,231
6.34%, 05/04/53		405	385,357
7.38%, 05/13/55		2,443	2,628,668
			10,752,321
Panama — 0.3%
Republic of Panama, 6.88%, 01/31/36		1,516	1,645,603
Paraguay — 0.2%
Paraguay Government International Bond
5.60%, 03/13/48(a)		320	309,400
6.65%, 03/04/55(a)		711	774,901
			1,084,301
Peru — 0.3%
Republic of Peru
6.20%, 06/30/55		1,007	1,036,706
2.78%, 12/01/60		971	528,224
			1,564,930
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 5.13%, 01/13/28(a)		925	944,656
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/50		101	95,395
4.98%, 04/20/55		818	743,971
			839,366
Total Foreign Government Obligations — 4.3% (Cost: $20,141,736)			20,793,564
Municipal Bonds
California — 0.3%
State of California, GO, 7.63%, 03/01/40		950	1,145,349

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40	USD	1,000	$ 1,111,375
New York — 0.3%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		985	1,158,094
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62		385	322,601
			1,480,695
Total Municipal Bonds — 0.8% (Cost: $3,710,121)			3,737,419
Preferred Securities
Capital Trusts — 5.7%
Banks — 1.9%
Bank of America Corp., Series RR, 4.38%(g)		292	288,838
Bank of Montreal, Series 6, 6.88%, 11/26/85		660	679,102
Bank of Nova Scotia (The), 8.00%, 01/27/84		421	450,816
Barclays PLC, 7.63%(g)		370	394,780
BNP Paribas SA
6.88%(a)(g)		1,205	1,210,172
7.75%(a)(g)		647	683,348
Citigroup, Inc.
6.63%(g)		520	528,461
Series EE, 6.75%(g)		703	715,604
Series FF, 6.95%(g)		839	864,988
Series GG, 6.88%(g)		1,620	1,683,350
Series T, 6.25%(g)		286	286,271
Series X, 3.88%(g)		579	576,981
JPMorgan Chase & Co., Series KK, 3.65%(g)		127	126,284
Lloyds Banking Group PLC, 6.75%(g)		271	273,255
Wells Fargo & Co., Series BB, 3.90%(g)		384	382,806
			9,145,056
Capital Markets — 0.5%
Charles Schwab Corp. (The), Series K, 5.00%(g)		125	125,806
Goldman Sachs Group, Inc. (The)
Series U, 3.65%(g)		197	194,169
Series V, 4.13%(g)		183	181,242
State Street Corp., (3-mo. CME Term SOFR + 1.26%), 4.99%, 06/15/47(b)		486	434,222
UBS Group AG
7.00%(a)(g)		505	516,061
7.00%(a)(g)		550	561,389
7.13%(a)(g)		580	594,363
			2,607,252
Consumer Finance — 0.1%
American Express Co., 3.55%(g)		377	371,810
Capital One Financial Corp., Series M, 3.95%(g)		162	160,053
			531,863
Diversified Telecommunication Services — 0.3%
TELUS Corp.
6.38%, 06/09/56		587	587,974
6.63%, 06/09/56		720	719,296
			1,307,270
Electric Utilities — 1.0%
Alliant Energy Corp., 5.75%, 04/01/56		590	588,925
American Electric Power Co., Inc.
Series C, 5.80%, 03/15/56		925	918,303
Series D, 6.05%, 03/15/56		445	437,226
Security		Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc.
6.20%, 02/15/56	USD	90	$ 90,061
6.63%, 05/15/55		83	85,528
Edison International, 8.13%, 06/15/53		1,632	1,698,130
NextEra Energy Capital Holdings, Inc., 3.80%, 03/15/82		829	810,494
			4,628,667
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		220	205,949
Multi-Utilities — 1.1%
CenterPoint Energy, Inc.
5.95%, 04/01/56		1,160	1,168,846
6.70%, 05/15/55		113	115,872
Series A, 7.00%, 02/15/55		600	625,717
Series B, 6.85%, 02/15/55		188	200,498
Sempra, 6.88%, 10/01/54		3,242	3,335,312
			5,446,245
Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77		1,846	1,842,841
TransCanada Trust, Series 16-A, 5.88%, 08/15/76		1,835	1,837,246
			3,680,087
Total Preferred Securities — 5.7% (Cost: $27,193,571)			27,552,389
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41		1,969	1,375,531
1.75%, 08/15/41		4,000	2,698,906
4.50%, 02/15/44		4,000	3,869,688
4.88%, 08/15/45		5,000	5,048,437
U.S. Treasury Notes, 3.50%, 11/15/28 - 12/15/28		11,100	11,087,344
Total U.S. Treasury Obligations — 4.9% (Cost: $24,218,846)			24,079,906
Total Long-Term Investments — 97.5% (Cost: $468,818,454)			473,886,688

	Shares
Short-Term Securities
Money Market Funds — 1.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.64%(h)	6,674,775	6,674,775
Total Short-Term Securities — 1.4% (Cost: $6,674,775)		6,674,775
Options Purchased — 0.0% (Cost: $345,916)		58,511
Total Investments — 98.9% (Cost: $475,839,145)		480,619,974
Other Assets Less Liabilities — 1.1%		5,345,523
Net Assets — 100.0%		$ 485,965,497

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,051,355, representing 0.8% of its net assets as of period end, and an original cost of $3,958,000.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	75	03/20/26	$ 8,670	$ (57,284)
U.S. Ultra Treasury Bonds	50	03/20/26	5,900	(3,452)
U.S. Ultra Treasury Notes (10 Year)	83	03/20/26	9,546	1,920
U.S. Treasury Notes (2 Year)	332	03/31/26	69,318	27,201
				(31,615)
Short Contracts
U.S. Treasury Notes (10 Year)	82	03/20/26	9,220	4,886
U.S. Treasury Notes (5 Year)	76	03/31/26	8,307	(5,702)
				(816)
				$ (32,431)
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 05/09/36	1-day SOFR, 3.87%	Annual	3.20%	Annual	Bank of America N.A.	05/07/26	3.20%	USD	4,100	$6,124
10-Year Interest Rate Swap, 05/14/36	1-day SOFR, 3.87%	Annual	3.35%	Annual	JPMorgan Chase Bank N.A.	05/12/26	3.35%	USD	6,850	19,083
30-Year Interest Rate Swap, 06/11/56	1-day SOFR, 3.87%	Annual	3.48%	Annual	Bank of America N.A.	06/09/26	3.48%	USD	4,910	15,223
30-Year Interest Rate Swap, 06/11/56	1-day SOFR, 3.87%	Annual	3.53%	Annual	Bank of America N.A.	06/09/26	3.53%	USD	4,910	18,081
										$58,511
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	2,595	$(59,474)	$(56,587)	$(2,887)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.87%	Annual	3.62%	Annual	05/12/26(a)	05/12/36	USD	840	$(14,757)	$—	$(14,757)
1-day SOFR, 3.87%	Annual	3.68%	Annual	05/12/26(a)	05/12/36	USD	320	(3,892)	—	(3,892)
1-day SOFR, 3.87%	Annual	3.72%	Annual	05/12/26(a)	05/12/36	USD	260	(2,422)	—	(2,422)
1-day SOFR, 3.87%	Annual	3.74%	Annual	05/12/26(a)	05/12/36	USD	410	(3,129)	154	(3,283)
1-day SOFR, 3.87%	Annual	3.82%	Annual	05/12/26(a)	05/12/36	USD	520	(235)	536	(771)

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.67%	Annual	1-day SOFR, 3.87%	Annual	05/11/26(a)	05/14/36	USD	4,200	$55,457	$—	$55,457
1-day SOFR, 3.87%	Annual	3.88%	Annual	06/09/26(a)	06/09/56	USD	230	(11,424)	—	(11,424)
1-day SOFR, 3.87%	Annual	3.96%	Annual	06/09/26(a)	06/09/56	USD	380	(13,834)	—	(13,834)
1-day SOFR, 3.87%	Annual	4.01%	Annual	06/09/26(a)	06/09/56	USD	280	(7,899)	—	(7,899)
1-day SOFR, 3.87%	Annual	4.05%	Annual	06/09/26(a)	06/09/56	USD	420	(8,753)	(467)	(8,286)
1-day SOFR, 3.87%	Annual	4.15%	Annual	06/09/26(a)	06/09/56	USD	460	(2,460)	(313)	(2,147)
3.83%	Annual	1-day SOFR, 3.87%	Annual	06/09/26(a)	06/09/56	USD	540	31,567	388	31,179
3.83%	Annual	1-day SOFR, 3.87%	Annual	06/11/26(a)	06/11/56	USD	2,660	154,550	—	154,550
								$172,769	$298	$172,471

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Toll Brothers Finance Corp.	1.00%	Quarterly	Bank of America N.A.	06/20/30	USD	103	$(1,279)	$81	$(1,360)
Toll Brothers Finance Corp.	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	69	(857)	27	(884)
Campbell’s Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,977	(39,938)	(34,678)	(5,260)
Campbell’s Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	395	(7,980)	(7,127)	(853)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,417	(155,314)	(148,672)	(6,642)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,141	(15,522)	(14,858)	(664)
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	11,102	(151,029)	(157,763)	6,734
CDX.NA.IG.45 7-15%	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	5,343	(72,689)	(75,970)	3,281
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	1,577	(15,579)	(16,991)	1,412
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	387	(3,823)	(3,963)	140
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	915	(9,039)	(10,219)	1,180
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	184	(1,818)	(1,803)	(15)
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	184	(1,818)	(1,803)	(15)
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	473	(4,673)	(5,301)	628
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	189	(1,872)	(2,039)	167
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	189	(1,867)	(2,201)	334
Conagra Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	522	(5,152)	(4,653)	(499)
							$(490,249)	$(487,933)	$(2,316)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/26	A	USD	2,240	$9,487	$8,105	$1,382
Verizon Communications, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/27	BBB+	USD	2,486	24,887	23,581	1,306
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	11,232	6,601	4,631
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,384	1,551	833
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,383	1,548	835
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	3,035	1,783	1,252
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	40,583	34,889	5,694
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	36,129	31,226	4,903
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	15,466	13,077	2,389
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	17,198	14,864	2,334
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	25,712	21,834	3,878
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	15,466	13,007	2,459
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	14,549	12,468	2,081

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kinder Morgan, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	$7,804	$5,343	$2,461
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	284	5,597	3,679	1,918
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	48,435	36,432	12,003
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	5,602	4,118	1,484
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	6,599	5,277	1,322
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	8,805	7,041	1,764
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	1,475	25,819	20,610	5,209
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	7,264	5,934	1,330
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	12/20/30	BBB-	USD	1,089	17,535	15,879	1,656
Oracle Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BBB	USD	960	(18,459)	(4,657)	(13,802)
Petroleos Mexicanos	1.00	Quarterly	Barclays Bank PLC	12/20/30	BBB	USD	345	(26,776)	(31,077)	4,301
Petroleos Mexicanos	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BBB	USD	308	(23,904)	(27,859)	3,955
Petroleos Mexicanos	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	BBB	USD	452	(35,080)	(42,284)	7,204
Petroleos Mexicanos	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	BBB	USD	546	(42,376)	(48,964)	6,588
Petroleos Mexicanos	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	BBB	USD	809	(62,787)	(70,184)	7,397
								$142,589	$63,822	$78,767

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 390,077,433	$ 4,131,355	$ 394,208,788
Foreign Agency Obligations	—	3,514,622	—	3,514,622
Foreign Government Obligations	—	20,793,564	—	20,793,564
Municipal Bonds	—	3,737,419	—	3,737,419
Preferred Securities	—	27,552,389	—	27,552,389
U.S. Treasury Obligations	—	24,079,906	—	24,079,906

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Corporate Credit Total Return Series
(Formerly BATS: Series C Portfolio)
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 6,674,775	$ —	$ —	$ 6,674,775
Options Purchased
Interest Rate Contracts	—	58,511	—	58,511
	$ 6,674,775	$ 469,813,844	$ 4,131,355	$ 480,619,974
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 106,445	$ —	$ 106,445
Interest Rate Contracts	34,007	241,186	—	275,193
Liabilities
Credit Contracts	—	(32,881)	—	(32,881)
Interest Rate Contracts	(66,438)	(68,715)	—	(135,153)
	$ (32,431)	$ 246,035	$ —	$ 213,604

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
GO	General Obligation Bonds
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate